Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 02, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Revenues:
Rental revenues	$ 75,008	$ 257,126	$ 247,388	$ 766,539	$ 742,825	$ 870,707	$ 989,869	$ 846,420
Interest income on loans and financing receivables	5,326	46,583	33,652	136,469	82,435	76,467	141,432	56,776
Other income	850	1,915	6,377	8,331	16,831	4,726	21,115	6,976
Total revenues	81,184	305,624	287,417	911,339	842,091	951,900	1,152,416	910,172
Expenses:
Interest	19,080	94,812	91,732	278,040	270,498	362,605	362,069	189,549
Property costs	1,348	7,605	6,490	14,294	17,385	16,873	24,878	14,696
General and administrative	5,679	17,841	17,288	52,358	50,597	55,035	68,468	62,555
Merger-related	895					0	0	12,248
Depreciation and amortization	27,789	147,481	146,193	443,699	439,300	533,637	587,575	308,084
Provisions for impairment	0	11,769	11,370	26,260	28,823	25,265	31,911	16,428
Total expenses	54,791	279,508	273,073	814,651	806,603	993,415	1,074,901	603,560
Other income (loss):
Net gain on dispositions of real estate	97	8,104	15,346	7,447	50,459	(6,680)	48,525	19,224
Loss on extinguishment of debt	0					(67,897)	0	0
Income from non-real estate, equity method investments	0					0	0	2,949
Income (loss) before income taxes	26,490	34,220	29,690	104,135	85,947	(116,092)	126,040	328,785
Income tax expense	703	340	(2,657)	(10,150)	1,593	22,567	1,947	884
Net income (loss)	25,787	33,880	32,347	114,285	84,354	(138,659)	124,093	327,901
Net income (loss) attributable to controlling interest	0	126	221	1,107	683	(60)	900	0
Net income attributable to controlling interest	$ 25,787	$ 33,754	$ 32,126	$ 113,178	$ 83,671	$ (138,599)	$ 123,193	$ 327,901
Net income per share of common stock-basic	$ 0.09							$ 1.17
Net income per share of common stock-diluted	$ 0.09							$ 1.17
Weighted average common shares outstanding:
Basic (in shares)	282,238,151							280,105,477
Diluted (in shares)	282,338,405							280,105,477